Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Compensation and benefits	$ 4,800	$ 2,419
External research and development expenses	3,623	3,150
Professional services	1,795	542
Other liabilities	501	506
Accrued expenses and other liabilities	$ 10,719	$ 6,617